UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Royce Quant Small-Cap Quality Value ETF
SQLV | The Nasdaq Stock Market LLC	Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Royce Quant Small-Cap Quality Value ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Royce Quant Small-Cap Quality Value ETF	$65	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Royce Quant Small-Cap Quality Value ETF returned 18.14%. The Fund compares its performance to the Russell 2000 Index, which returned 25.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the financials and consumer discretionary sectors, as well as an underweight in real estate, contributed most to relative performance.
↑	At the industry level, software (information technology (IT)), insurance (financials), and construction & engineering (industrials) contributed most to relative performance.
↑	At the position level, Argan (industrials), Bel Fuse (IT), and Monte Rosa Therapeutics (health care) contributed most to relative performance.

Top detractors from performance:
↓	Stock selection in the health care, industrials, and communication services sectors detracted most from relative performance.
↓	At the industry level, biotechnology (health care), pharmaceuticals (health care), and metals & mining (materials) detracted most from relative performance.
↓	At the position level, Organon (health care), Accendra Health (health care), and Torrid Holdings (consumer discretionary) detracted most from relative performance.
Royce Quant Small-Cap Quality Value ETF	PAGE 1	SQLV-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Royce Quant Small-Cap Quality Value ETF 7/12/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (7/12/2017)
Royce Quant Small-Cap Quality Value ETF (NAV)	18.14	5.54	7.96
Russell 3000 Index	18.09	10.87	13.20
Russell 2000 Index	25.72	3.77	8.09
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 10, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,255,736
Total Number of Portfolio Holdings	311
Total Management Fee Paid (based on a unitary fee)	$150,234
Portfolio Turnover Rate	57%
Royce Quant Small-Cap Quality Value ETF	PAGE 2	SQLV-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Royce Quant Small-Cap Quality Value ETF	PAGE 3	SQLV-ATSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2025 and March 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $145,352 in March 31, 2025 and $94,119 in March 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2025 and $0 in March 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $72,000 in March 31, 2025 and $50,000 in March 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2025 and $0 in March 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,315,528 in March 31, 2025 and $2,444,477 in March 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Royce
Quant Small-Cap Quality Value ETF
Financial Statements and Other Important Information
Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 5.7%
Diversified Telecommunication Services — 0.9%
IDT Corp., Class B Shares	1,325	$65,058
Iridium Communications Inc.	5,549	153,929
Total Diversified Telecommunication Services		218,987
Interactive Media & Services — 3.2%
Angi Inc.	11,113	76,124 *
Bumble Inc., Class A Shares	32,767	106,820 *
Cars.com Inc.	9,109	73,965 *
EverQuote Inc., Class A Shares	4,558	70,284 *
MediaAlpha Inc., Class A Shares	6,642	61,771 *
Shutterstock Inc.	2,071	34,399
Taboola.com Ltd.	24,575	76,183 *
TripAdvisor Inc.	8,895	94,821 *
Yelp Inc.	2,624	64,918 *
Ziff Davis Inc.	2,996	125,712 *
Total Interactive Media & Services		784,997
Media — 1.4%
AMC Networks Inc., Class A Shares	12,444	84,495 *
Cable One Inc.	1,274	116,201 *
Ibotta Inc., Class A Shares	3,346	100,280 *
Scholastic Corp.	1,270	49,606
Total Media		350,582
Wireless Telecommunication Services — 0.2%
Spok Holdings Inc.	3,515	38,313

Total Communication Services		1,392,879
Consumer Discretionary — 15.5%
Automobile Components — 2.7%
Gentex Corp.	5,697	124,480
LCI Industries	1,479	181,887
Motorcar Parts of America Inc.	4,795	53,033 *
Phinia Inc.	1,944	133,047
Strattec Security Corp.	926	72,543 *
Visteon Corp.	890	81,088
Total Automobile Components		646,078
Automobiles — 0.5%
Harley-Davidson Inc.	6,080	122,938
Broadline Retail — 0.6%
Kohl’s Corp.	10,713	138,198
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Distributors — 0.2%
Weyco Group Inc.	1,399	$44,838
Diversified Consumer Services — 3.9%
American Public Education Inc.	1,501	85,377 *
Coursera Inc.	7,677	44,680 *
European Wax Center Inc., Class A Shares	14,075	81,353 *
Frontdoor Inc.	745	39,381 *
H&R Block Inc.	4,702	149,241
Perdoceo Education Corp.	4,265	158,701
Phoenix Education Partners Inc.	2,136	67,199
Strategic Education Inc.	1,226	101,709
Stride Inc.	1,785	157,383 *
Udemy Inc.	12,016	55,514 *
Total Diversified Consumer Services		940,538
Hotels, Restaurants & Leisure — 1.0%
El Pollo Loco Holdings Inc.	5,727	79,376 *
Monarch Casino & Resort Inc.	1,392	133,075
United Parks & Resorts Inc.	1,247	40,727 *
Total Hotels, Restaurants & Leisure		253,178
Household Durables — 1.9%
Cricut Inc., Class A Shares	23,942	89,543
Flexsteel Industries Inc.	1,302	58,512
Hamilton Beach Brands Holding Co., Class A Shares	2,471	46,825
Hooker Furnishings Corp.	2,808	36,167
Hovnanian Enterprises Inc., Class A Shares	748	82,961 *
La-Z-Boy Inc.	2,284	73,408
Tri Pointe Homes Inc.	1,752	81,871 *
Total Household Durables		469,287
Leisure Products — 0.7%
Johnson Outdoors Inc., Class A Shares	1,478	68,742
Marine Products Corp.	7,302	53,086
Polaris Inc.	699	38,095
Total Leisure Products		159,923
Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A Shares	1,383	126,365 *
Academy Sports & Outdoors Inc.	646	36,467
Bath & Body Works Inc.	8,330	155,521
Buckle Inc.	3,181	160,195
Monro Inc.	2,527	40,533
Sally Beauty Holdings Inc.	9,066	125,564 *
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Winmark Corp.	95	$40,617
Total Specialty Retail		685,262
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s Inc.	1,035	37,011
Columbia Sportswear Co.	1,964	107,647
G-III Apparel Group Ltd.	3,834	106,202
Superior Group of Cos. Inc.	3,946	40,091
Total Textiles, Apparel & Luxury Goods		290,951

Total Consumer Discretionary		3,751,191
Consumer Staples — 6.3%
Beverages — 0.9%
Boston Beer Co. Inc., Class A Shares	416	95,847 *
MGP Ingredients Inc.	3,229	59,381
National Beverage Corp.	1,851	62,286 *
Total Beverages		217,514
Consumer Staples Distribution & Retail — 0.3%
Village Super Market Inc., Class A Shares	1,920	81,081
Food Products — 2.4%
Calavo Growers Inc.	2,057	53,050
Cal-Maine Foods Inc.	1,680	132,972
Fresh Del Monte Produce Inc.	5,051	203,353
Seneca Foods Corp., Class A Shares	595	89,917 *
Simply Good Foods Co.	7,378	105,874 *
Total Food Products		585,166
Household Products — 1.3%
Central Garden & Pet Co.	2,613	96,080 *
Oil-Dri Corp. of America	1,278	83,185
Spectrum Brands Holdings Inc.	1,656	122,047
Total Household Products		301,312
Personal Care Products — 1.4%
BellRing Brands Inc.	5,823	93,692 *
Lifevantage Corp.	8,744	37,774
Nature’s Sunshine Products Inc.	3,917	93,969 *
Niagen Bioscience Inc.	8,130	35,853 *
USANA Health Sciences Inc.	3,971	69,374 *
Total Personal Care Products		330,662

Total Consumer Staples		1,515,735
Energy — 4.6%
Energy Equipment & Services — 1.6%
Cactus Inc., Class A Shares	2,295	108,714
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy Equipment & Services — continued
Helix Energy Solutions Group Inc.	13,070	$129,262 *
Ranger Energy Services Inc., Class A Shares	6,010	103,012
Smart Sand Inc.	9,650	49,408
Total Energy Equipment & Services		390,396
Oil, Gas & Consumable Fuels — 3.0%
Centrus Energy Corp., Class A Shares	254	44,092 *
Crescent Energy Co., Class A Shares	15,676	211,626
Excelerate Energy Inc., Class A Shares	2,440	81,545
SM Energy Co.	6,257	195,093
Talos Energy Inc.	8,258	130,146 *
World Kinect Corp.	2,752	63,488
Total Oil, Gas & Consumable Fuels		725,990

Total Energy		1,116,386
Financials — 23.2%
Banks — 8.7%
Axos Financial Inc.	435	37,014 *
Cathay General Bancorp	2,658	132,528
Citizens Financial Services Inc.	908	55,524
Civista Bancshares Inc.	4,968	113,221
Financial Institutions Inc.	3,070	97,350
First Financial Corp.	1,985	125,452
Hanmi Financial Corp.	2,496	65,795
Home Bancorp Inc.	946	57,309
International Bancshares Corp.	2,553	171,791
MainStreet Bancshares Inc.	3,306	73,393
Mercantile Bank Corp.	2,382	120,291
Metropolitan Bank Holding Corp.	498	41,478
Midland States Bancorp Inc.	3,983	88,861
NBT Bancorp Inc.	1,990	84,734
Northeast Bank	445	50,005
Northeast Community Bancorp Inc.	4,269	101,602
Orange County Bancorp Inc.	1,738	55,581
Parke Bancorp Inc.	4,197	119,195
Peoples Bancorp Inc.	1,491	49,009
Plumas Bancorp	1,040	50,773
Preferred Bank	1,365	123,792
S&T Bancorp Inc.	971	40,617
Unity Bancorp Inc.	2,470	128,020
WesBanco Inc.	1,354	46,699
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Wintrust Financial Corp.	512	$71,137
Total Banks		2,101,171
Capital Markets — 3.9%
Acadian Asset Management Inc.	1,804	98,174
Artisan Partners Asset Management Inc., Class A Shares	3,486	126,856
BRC Group Holdings Inc.	11,622	85,073 *
Cohen & Steers Inc.	1,137	71,119
Diamond Hill Investment Group Inc.	587	101,023
Donnelley Financial Solutions Inc.	1,308	61,659 *
Federated Hermes Inc.	3,719	210,905
Victory Capital Holdings Inc., Class A Shares	3,130	204,952
Total Capital Markets		959,761
Consumer Finance — 1.8%
Bread Financial Holdings Inc.	602	45,084
Dave Inc.	364	63,369 *
DeFi Development Corp.	9,563	31,462 *
LendingTree Inc.	1,856	79,585 *
NerdWallet Inc., Class A Shares	6,663	69,162 *
PROG Holdings Inc.	3,360	96,398
World Acceptance Corp.	420	56,717 *
Total Consumer Finance		441,777
Financial Services — 4.5%
Acacia Research Corp.	14,611	70,279 *
Cass Information Systems Inc.	1,590	69,992
Euronet Worldwide Inc.	1,553	103,073 *
International Money Express Inc.	3,465	54,747 *
Marqeta Inc., Class A Shares	15,024	61,298 *
Merchants Bancorp	1,974	84,704
NCR Atleos Corp.	3,180	138,584 *
NMI Holdings Inc.	3,823	143,401 *
Payoneer Global Inc.	19,658	94,948 *
Radian Group Inc.	2,223	73,537
Repay Holdings Corp.	23,587	61,326 *
Western Union Co.	15,597	136,162
Total Financial Services		1,092,051
Insurance — 4.3%
American Coastal Insurance Corp.	6,097	68,591
American Integrity Insurance Group Inc.	3,732	71,953
Brighthouse Financial Inc.	1,022	61,197 *
HCI Group Inc.	451	69,729
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Heritage Insurance Holdings Inc.	3,529	$92,636 *
Hippo Holdings Inc.	1,492	38,882 *
Investors Title Co.	169	36,730
Kingstone Cos. Inc.	3,657	53,283
Mercury General Corp.	449	39,579
Neptune Insurance Holdings Inc., Class A Shares	5,622	135,996 *
Oscar Health Inc., Class A Shares	10,031	115,056 *
Slide Insurance Holdings Inc.	7,088	127,584 *
White Mountains Insurance Group Ltd.	59	129,621
Total Insurance		1,040,837

Total Financials		5,635,597
Health Care — 17.6%
Biotechnology — 2.8%
ACADIA Pharmaceuticals Inc.	3,593	79,980 *
Akebia Therapeutics Inc.	28,373	39,438 *
AnaptysBio Inc.	562	31,168 *
Anika Therapeutics Inc.	3,649	52,910 *
Black Diamond Therapeutics Inc.	16,831	35,850 *
Catalyst Pharmaceuticals Inc.	4,301	106,493 *
Emergent BioSolutions Inc.	6,912	57,370 *
Kura Oncology Inc.	4,943	40,187 *
MiMedx Group Inc.	14,720	58,144 *
Monte Rosa Therapeutics Inc.	3,051	50,189 *
Puma Biotechnology Inc.	9,881	63,140 *
Veracyte Inc.	2,167	69,799 *
Total Biotechnology		684,668
Health Care Equipment & Supplies — 6.0%
Avanos Medical Inc.	7,115	99,681 *
Bioventus Inc., Class A Shares	7,906	72,182 *
CONMED Corp.	2,131	75,352
DENTSPLY SIRONA Inc.	9,811	113,808
Electromed Inc.	1,761	41,225 *
Embecta Corp.	7,776	68,740
Envista Holdings Corp.	5,796	147,045 *
Haemonetics Corp.	1,231	69,379 *
ICU Medical Inc.	327	42,232 *
Integer Holdings Corp.	1,067	93,896 *
Integra LifeSciences Holdings Corp.	4,079	38,424 *
iRadimed Corp.	902	86,827
LeMaitre Vascular Inc.	1,096	119,650
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Merit Medical Systems Inc.	679	$46,804 *
OmniAb Inc., $12.50 EARNOUT	298	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	298	0 *(a)(b)(c)(d)
Omnicell Inc.	1,193	39,822 *
Pro-Dex Inc.	766	37,626 *
STAAR Surgical Co.	2,608	48,770 *
Tactile Systems Technology Inc.	2,633	68,800 *
Utah Medical Products Inc.	856	53,063
Varex Imaging Corp.	8,038	85,283 *
Total Health Care Equipment & Supplies		1,448,609
Health Care Providers & Services — 2.7%
Accendra Health Inc.	15,191	34,636 *
Addus HomeCare Corp.	897	84,004 *
Astrana Health Inc.	1,641	40,237 *
Castle Biosciences Inc.	1,871	45,933 *
Concentra Group Holdings Parent Inc.	2,356	50,536
CorVel Corp.	2,013	110,011 *
Cross Country Healthcare Inc.	10,790	101,426 *
National HealthCare Corp.	372	59,408
Pediatrix Medical Group Inc.	5,910	126,415 *
Total Health Care Providers & Services		652,606
Health Care Technology — 0.9%
Doximity Inc., Class A Shares	4,133	96,299 *
GoodRx Holdings Inc., Class A Shares	38,114	74,703 *
HealthStream Inc.	2,570	53,225
Total Health Care Technology		224,227
Life Sciences Tools & Services — 0.2%
Cytek Biosciences Inc.	14,273	62,373 *
Pharmaceuticals — 5.0%
Amneal Pharmaceuticals Inc.	6,991	86,898 *
Amphastar Pharmaceuticals Inc.	3,037	59,495 *
ANI Pharmaceuticals Inc.	613	47,140 *
Collegium Pharmaceutical Inc.	2,223	73,515 *
Corcept Therapeutics Inc.	2,630	106,015 *
CorMedix Inc.	8,657	58,781 *
Harmony Biosciences Holdings Inc.	2,855	79,969 *
Innoviva Inc.	5,885	137,121 *
Ligand Pharmaceuticals Inc.	432	86,249 *
Pacira BioSciences Inc.	4,879	110,265 *
Phibro Animal Health Corp., Class A Shares	732	40,487
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Prestige Consumer Healthcare Inc.	1,493	$88,490 *
Septerna Inc.	1,547	37,174 *
SIGA Technologies Inc.	13,361	71,481
Supernus Pharmaceuticals Inc.	2,370	122,505 *
Total Pharmaceuticals		1,205,585

Total Health Care		4,278,068
Industrials — 11.9%
Aerospace & Defense — 0.3%
Optex Systems Holdings Inc.	2,767	36,594 *
Park Aerospace Corp.	1,385	37,921
Total Aerospace & Defense		74,515
Air Freight & Logistics — 0.2%
Radiant Logistics Inc.	7,220	50,901 *
Building Products — 1.8%
AZZ Inc.	792	99,103
Gibraltar Industries Inc.	1,668	66,503 *
Insteel Industries Inc.	1,388	46,651
Janus International Group Inc.	9,312	47,957 *
Masterbrand Inc.	15,395	127,932 *
Quanex Building Products Corp.	2,635	47,351
Total Building Products		435,497
Commercial Services & Supplies — 1.2%
ACCO Brands Corp.	21,518	64,554
Ennis Inc.	4,400	94,248
HNI Corp.	2,467	82,373
Liquidity Services Inc.	1,799	54,996 *
Total Commercial Services & Supplies		296,171
Construction & Engineering — 1.3%
Matrix Service Co.	3,631	41,684 *
NWPX Infrastructure Inc.	1,673	130,260 *
Tutor Perini Corp.	1,823	140,717
Total Construction & Engineering		312,661
Electrical Equipment — 0.6%
Atkore Inc.	807	47,540
Powell Industries Inc.	70	37,876
Sensata Technologies Holding PLC	1,937	68,221
Total Electrical Equipment		153,637
Ground Transportation — 0.2%
Proficient Auto Logistics Inc.	7,533	51,074 *
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 1.3%
Blue Bird Corp.	1,084	$61,560 *
Luxfer Holdings PLC	4,842	58,976
Miller Industries Inc.	1,309	59,625
Omega Flex Inc.	1,282	39,793
Terex Corp.	597	35,283
Worthington Enterprises Inc.	932	48,594
Total Machinery		303,831
Passenger Airlines — 0.8%
SkyWest Inc.	1,489	136,735 *
Sun Country Airlines Holdings Inc.	3,691	60,975 *
Total Passenger Airlines		197,710
Professional Services — 3.0%
Barrett Business Services Inc.	1,928	56,259
Forrester Research Inc.	9,145	51,761 *
Franklin Covey Co.	4,118	65,023 *
Insperity Inc.	2,753	74,441
Kelly Services Inc., Class A Shares	9,286	82,181
Kforce Inc.	3,123	91,317
Korn Ferry	1,997	125,711
Resources Connection Inc.	14,550	54,272
TriNet Group Inc.	3,173	115,592
Total Professional Services		716,557
Trading Companies & Distributors — 1.2%
Global Industrial Co.	1,265	39,873
Hudson Technologies Inc.	6,181	36,344 *
Karat Packaging Inc.	2,328	64,998
Rush Enterprises Inc., Class A Shares	1,492	98,636
Transcat Inc.	605	44,437 *
Total Trading Companies & Distributors		284,288

Total Industrials		2,876,842
Information Technology — 10.8%
Communications Equipment — 1.1%
BK Technologies Corp.	458	34,181 *
Extreme Networks Inc.	2,514	37,911 *
Harmonic Inc.	5,349	48,034 *
NETGEAR Inc.	2,017	44,051 *
NetScout Systems Inc.	3,128	99,439 *
Total Communications Equipment		263,616
Electronic Equipment, Instruments & Components — 4.3%
Badger Meter Inc.	372	56,674
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Bel Fuse Inc., Class B Shares	454	$89,883
Benchmark Electronics Inc.	2,069	115,988
Coda Octopus Group Inc.	2,678	30,261 *
CTS Corp.	1,904	90,935
Daktronics Inc.	3,875	75,756 *
ePlus Inc.	562	42,291
IPG Photonics Corp.	328	37,586 *
Itron Inc.	1,100	98,593 *
Kimball Electronics Inc.	1,571	37,217 *
M-Tron Industries Inc.	824	55,085 *
PC Connection Inc.	1,472	86,053
Plexus Corp.	295	59,749 *
ScanSource Inc.	2,108	76,521 *
Vishay Intertechnology Inc.	2,333	41,994
Vishay Precision Group Inc.	946	41,075 *
Total Electronic Equipment, Instruments & Components		1,035,661
IT Services — 1.1%
ASGN Inc.	2,041	79,007 *
DXC Technology Co.	11,809	148,439 *
Hackett Group Inc.	2,888	37,573
Total IT Services		265,019
Semiconductors & Semiconductor Equipment — 2.0%
Diodes Inc.	1,330	90,786 *
Enphase Energy Inc.	842	31,836 *
inTEST Corp.	2,476	33,797 *
NVE Corp.	797	52,204
Penguin Solutions Inc.	3,939	69,327 *
Photronics Inc.	3,235	130,726 *
Universal Display Corp.	838	76,811
Total Semiconductors & Semiconductor Equipment		485,487
Software — 2.3%
A10 Networks Inc.	5,047	116,687
Adeia Inc.	1,588	38,160
Consensus Cloud Solutions Inc.	2,238	53,130 *
Five9 Inc.	5,201	78,899 *
Mitek Systems Inc.	2,532	34,182 *
PagerDuty Inc.	12,653	78,575 *
Progress Software Corp.	1,228	31,498 *
Qualys Inc.	692	60,792 *
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Software — continued
	Teradata Corp.	2,856	$73,199 *
Total Software			565,122

Total Information Technology			2,614,905
Materials — 3.3%
Chemicals — 1.5%
	Cabot Corp.	2,141	161,239
	Ecovyst Inc.	3,134	40,303 *
	Innospec Inc.	914	66,740
	Minerals Technologies Inc.	1,325	93,969
Total Chemicals			362,251
Construction Materials — 0.4%
	United States Lime & Minerals Inc.	818	106,839
Metals & Mining — 1.1%
	Compass Minerals International Inc.	3,449	80,534 *
	Metallus Inc.	2,638	43,105 *
	Ryerson Holding Corp.	1,633	36,710
	SunCoke Energy Inc.	10,225	66,565
	Worthington Steel Inc.	1,264	38,362
Total Metals & Mining			265,276
Paper & Forest Products — 0.3%
	Sylvamo Corp.	1,819	76,835

Total Materials			811,201
Real Estate — 0.6%
Real Estate Management & Development — 0.6%
	Forestar Group Inc.	2,712	66,281 *
	RMR Group Inc., Class A Shares	4,553	70,435

Total Real Estate			136,716
Utilities — 0.3%
Electric Utilities — 0.3%
	Genie Energy Ltd., Class B Shares	4,727	66,840
Total Investments before Short-Term Investments (Cost — $23,673,962)			24,196,360
	Rate
Short-Term Investments — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class (Cost — $60,120)	3.547%	60,120	60,120 (e)
Total Investments — 100.0% (Cost — $23,734,082)			24,256,480
Liabilities in Excess of Other Assets — (0.0)%††			(744)
Total Net Assets — 100.0%			$24,255,736

See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Royce Quant Small-Cap Quality Value ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 6).
(e)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investments, at value (Cost — $23,734,082)	$24,256,480
Dividends receivable	10,249
Receivable for securities sold	1,407
Total Assets	24,268,136
Liabilities:
Investment management fee payable	12,400
Total Liabilities	12,400
Total Net Assets	$24,255,736
Net Assets:
Par value (Note 5)	$6
Paid-in capital	28,568,066
Total distributable earnings (loss)	(4,312,336)
Total Net Assets	$24,255,736
Shares Outstanding	550,000
Net Asset Value	$44.10
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Statement of Operations
For the Year Ended March 31, 2026

Investment Income:
Dividends	$442,107
Total Investment Income	442,107
Expenses:
Investment management fee (Note 2)	150,234
Total Expenses	150,234
Net Investment Income	291,873
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	1,384,442
Change in Net Unrealized Appreciation (Depreciation) From Investments	2,329,633
Net Gain on Investments	3,714,075
Increase in Net Assets From Operations	$4,005,948
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$291,873	$321,045
Net realized gain	1,384,442	708,113
Change in net unrealized appreciation (depreciation)	2,329,633	(2,929,855)
Increase (Decrease) in Net Assets From Operations	4,005,948	(1,900,697)
Distributions to Shareholders From (Note 1):
Total distributable earnings	(293,000)	(329,315)
Decrease in Net Assets From Distributions to Shareholders	(293,000)	(329,315)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (50,000 and 0 shares issued, respectively)	2,170,851	—
Cost of shares repurchased (150,000 and 50,000 shares repurchased, respectively)	(6,173,789)	(2,288,116)
Decrease in Net Assets From Fund Share Transactions	(4,002,938)	(2,288,116)
Decrease in Net Assets	(289,990)	(4,518,128)
Net Assets:
Beginning of year	24,545,726	29,063,854
End of year	$24,255,736	$24,545,726
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]
Net asset value, beginning of period	$37.76	$41.52	$35.50	$38.64	$37.85	$22.80
Income (loss) from operations:
Net investment income	0.48	0.47	0.47	0.47	0.36	0.35
Net realized and unrealized gain (loss)	6.35	(3.74)	5.99	(3.15)	0.82	15.03
Total income (loss) from operations	6.83	(3.27)	6.46	(2.68)	1.18	15.38
Less distributions from:
Net investment income	(0.49)	(0.49)	(0.44)	(0.44)	(0.39)	(0.33)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.49)	(0.49)	(0.44)	(0.46)	(0.39)	(0.33)
Net asset value, end of period	$44.10	$37.76	$41.52	$35.50	$38.64	$37.85
Total return, based on NAV[4]	18.14%	(7.96)%	18.33%	(6.88)%	3.15%	67.77%
Net assets, end of period (000s)	$24,256	$24,546	$29,064	$24,849	$19,320	$17,031
Ratios to average net assets:
Gross expenses	0.60%	0.60%	0.60%	0.60%	0.60%[5]	0.60%
Net expenses	0.60	0.60	0.60	0.60	0.60 [5]	0.60
Net investment income	1.17	1.14	1.25	1.33	1.39 [5]	1.13
Portfolio turnover rate[6]	57%	44%	101%	51%	73%	99%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 1, 2021 through March 31, 2022.
[3]	For the year ended July 31.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$4,278,068	—	$0 *	$4,278,068
Other Common Stocks	19,918,292	—	—	19,918,292
Total Long-Term Investments	24,196,360	—	0 *	24,196,360
Short-Term Investments†	60,120	—	—	60,120
Total Investments	$24,256,480	—	$0 *	$24,256,480

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(659,323)	$659,323
(a)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

allocated to it. FTFA, Royce, and Western Asset are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Fund’s Board, FTFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.
As compensation for its subadvisory services, FTFA pays Royce monthly 90% of the management fee paid by Fund to FTFA, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. FTFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$14,177,397
Sales	14,228,007
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
During the year ended March 31, 2026, in-kind transactions (Note 5) were as follows:

Contributions	$2,163,709
Redemptions	6,131,497
Realized gain (loss)*	678,544

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$23,844,872	$3,614,077	$(3,202,469)	$411,608
4. Derivative instruments and hedging activities
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

6. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2026	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00%(c)
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
Total			$0 (a)	$0 (a)		0.00%(c)

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$293,000	$329,315
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$17,961
Deferred capital losses*	(4,741,904)
Unrealized appreciation (depreciation)(a)	411,607
Total distributable earnings (loss) — net	$(4,312,336)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Royce Quant Small-Cap Quality Value ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Royce Quant Small-Cap Quality Value ETF (one of the funds constituting Legg Mason ETF Investment Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended March 31, 2026, the period August 1, 2021 through March 31, 2022 and the year ended July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the four years in the period ended March 31, 2026, the period August 1, 2021 through March 31, 2022 and the year ended July 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Royce Quant Small-Cap Quality Value ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$429,327
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$430,448

Royce Quant Small-Cap Quality Value ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Royce Quant Small-Cap Quality Value ETF

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Royce
Quant Small-Cap Quality Value ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Royce & Associates, LP
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Royce Quant Small-Cap Quality Value ETF
The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
Royce Quant Small-Cap Quality Value ETF
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Royce Quant Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

SQVL-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 03, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 03, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 03, 2026